Income Taxes - Schedule of Income Tax Expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income tax expenses:
Current		$ 5
Deferred
Total income tax expenses		$ 5